ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net cash provided by operating activities	$ 626,656	$ 622,690	$ (619,434)
Cash flows from investing activities:
Proceeds from loan repayment from an affiliated company	0	200,000	0
Payment of loan to an affiliated company	0	0	(200,000)
Net cash (used in) provided by investing activities	(300,807)	(48,513)	(806,107)
Cash flows from financing activities:
Repurchase of shares	(112,292)	(169,836)	(189,161)
Proceeds from exercise of share options	0	226	0
Net cash (used in) provided by financing activities	(478,349)	(1,129,124)	1,783,285
Increase in cash and cash equivalents	(162,764)	(552,621)	335,142
Cash, cash equivalents and restricted cash at beginning of year	1,435,836	1,988,457	1,653,315
Cash, cash equivalents and restricted cash at end of year	1,273,072	1,435,836	1,988,457
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities	198,077	70,894	86,252
Cash flows from investing activities:
Payments of advances to subsidiaries	(20,275)	(528,794)	(215,613)
Proceeds from advances repayment from subsidiaries	7,823	75,041	0
Proceeds from loan repayment from an affiliated company	0	200,000	0
Proceeds from transfer of intangible asset	0	519,000	0
Payment of loan to an affiliated company	0	0	(200,000)
Net cash (used in) provided by investing activities	(12,452)	265,247	(415,613)
Cash flows from financing activities:
Repurchase of shares	(112,292)	(169,836)	(189,161)
Repayments of loans or advances from subsidiaries	(20,000)	(270,593)	0
Proceeds from loans or advances from subsidiaries	0	158,000	521,860
Proceeds from exercise of share options	0	226	0
Net cash (used in) provided by financing activities	(132,292)	(282,203)	332,699
Increase in cash and cash equivalents	53,333	53,938	3,338
Cash, cash equivalents and restricted cash at beginning of year	61,345	7,407	4,069
Cash, cash equivalents and restricted cash at end of year	$ 114,678	$ 61,345	$ 7,407